Retirement Benefit Plans - Summary of Actuarial Valuation of Plans (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Represented by:
Pension assets (Note 20)	$ 320	$ 446
Accrued retirement benefit liability	(373)	(445)
Defined Benefit Pension Plans
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of year liability (asset)	(371)
Balance at end of year liability (asset)	(254)	(371)
Funding surplus (deficit)	449	562
Represented by:
Pension assets (Note 20)	320	446
Accrued retirement benefit liability	(66)	(75)
Net accrued retirement benefit asset (liability)	254	371
Defined Benefit Pension Plans | Defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of year liability (asset)	1,929	1,834
Current service cost	29	39
Benefits paid	(104)	(138)
Interest income (expense)	61	90
Sale of steelmaking coal business	(599)	0
Obligation experience adjustments	34	11
Effect from change in financial assumptions	(5)	93
Effect from change in demographic assumptions	5	1
Changes in foreign exchange rates	10	(1)
Balance at end of year liability (asset)	1,360	1,929
Represented by:
Net accrued retirement benefit asset (liability)	(1,360)	(1,929)
Defined Benefit Pension Plans | Fair value of plan assets
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of year liability (asset)	(2,491)	(2,371)
Benefits paid	104	138
Interest income (expense)	(80)	(117)
Sale of steelmaking coal business	(730)	0
Changes in foreign exchange rates	(9)	2
Balance at end of year liability (asset)	(1,809)	(2,491)
Return on plan assets, excluding amounts included in interest income	56	115
Contributions by the employer	7	28
Represented by:
Net accrued retirement benefit asset (liability)	1,809	2,491
Defined Benefit Pension Plans | Less effect of the asset ceiling
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of year liability (asset)	191	390
Interest income (expense)	7	19
Sale of steelmaking coal business	(45)	0
Balance at end of year liability (asset)	195	191
Change in asset ceiling	42	(218)
Represented by:
Net accrued retirement benefit asset (liability)	(195)	(191)
Non-Pension Post- Retirement Benefit Plans
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of year liability (asset)	370
Balance at end of year liability (asset)	307	370
Funding surplus (deficit)	(307)	(370)
Represented by:
Pension assets (Note 20)	0	0
Accrued retirement benefit liability	(307)	(370)
Net accrued retirement benefit asset (liability)	(307)	(370)
Non-Pension Post- Retirement Benefit Plans | Defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of year liability (asset)	370	343
Current service cost	16	22
Benefits paid	(28)	(21)
Interest income (expense)	15	16
Sale of steelmaking coal business	(52)	0
Obligation experience adjustments	(13)	(5)
Effect from change in financial assumptions	(1)	14
Effect from change in demographic assumptions	0	0
Changes in foreign exchange rates	0	1
Balance at end of year liability (asset)	307	370
Represented by:
Net accrued retirement benefit asset (liability)	(307)	(370)
Non-Pension Post- Retirement Benefit Plans | Fair value of plan assets
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of year liability (asset)	0	0
Benefits paid	28	21
Interest income (expense)	0	0
Sale of steelmaking coal business	0	0
Changes in foreign exchange rates	0	0
Balance at end of year liability (asset)	0	0
Return on plan assets, excluding amounts included in interest income	0	0
Contributions by the employer	28	21
Represented by:
Net accrued retirement benefit asset (liability)	0	0
Non-Pension Post- Retirement Benefit Plans | Less effect of the asset ceiling
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of year liability (asset)	0	0
Interest income (expense)	0	0
Sale of steelmaking coal business	0	0
Balance at end of year liability (asset)	0	0
Change in asset ceiling	0	0
Represented by:
Net accrued retirement benefit asset (liability)	$ 0	$ 0